MASSMUTUAL SELECT FUNDS
MassMutual Select Total Return Bond Fund
MassMutual Select Strategic Bond Fund
MassMutual Select BlackRock Global Allocation Fund
MassMutual Select Diversified Value Fund
MassMutual Select Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Select Equity Opportunities Fund
MassMutual Select Fundamental Growth Fund
MassMutual Select Blue Chip Growth Fund
MassMutual Select Growth Opportunities Fund
MassMutual Select Mid-Cap Value Fund
MassMutual Select Small Cap Value Equity Fund
MassMutual Select Small Company Value Fund
MM S&P® Mid Cap Index Fund
MM Russell 2000® Small Cap Index Fund
MassMutual Select Mid Cap Growth Fund
MassMutual Select Small Cap Growth Equity Fund
MM MSCI EAFE® International Index Fund
MassMutual Select Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
(the “Funds”)
Supplement dated March 23, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. This supplement replaces the supplement for the Funds dated February 22, 2021. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective May 1, 2021, the address for the Funds, including their Trustees and Officers, will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MassMutual Select Total Return Bond Fund will change its name to MassMutual Total Return Bond Fund.
Effective May 1, 2021, MassMutual Select Strategic Bond Fund will change its name to MassMutual Strategic Bond Fund.
Effective May 1, 2021, MassMutual Select Diversified Value Fund will change its name to MassMutual Diversified Value Fund.
Effective May 1, 2021, MassMutual Select Fundamental Value Fund will change its name to MassMutual Fundamental Value Fund.
Effective May 1, 2021, MassMutual Select Equity Opportunities Fund will change its name to MassMutual Equity Opportunities Fund.
Effective May 1, 2021, MassMutual Select Fundamental Growth Fund will change its name to MassMutual Fundamental Growth Fund.
Effective May 1, 2021, MassMutual Select Blue Chip Growth Fund will change its name to MassMutual Blue Chip Growth Fund.
Effective May 1, 2021, MassMutual Select Growth Opportunities Fund will change its name to MassMutual Growth Opportunities Fund.
Effective May 1, 2021, MassMutual Select Mid-Cap Value Fund will change its name to MassMutual Mid Cap Value Fund.

Effective May 1, 2021, MassMutual Select Small Cap Value Equity Fund will change its name to MassMutual Small Cap Value Equity Fund.
Effective May 1, 2021, MassMutual Select Small Company Value Fund will change its name to MassMutual Small Company Value Fund.
Effective May 1, 2021, MassMutual Select Mid Cap Growth Fund will change its name to MassMutual Mid Cap Growth Fund.
Effective May 1, 2021, MassMutual Select Small Cap Growth Equity Fund will change its name to MassMutual Small Cap Growth Equity Fund.
Effective May 1, 2021, MassMutual Select Overseas Fund will change its name to MassMutual Overseas Fund.
The following information replaces the information for Sands Capital Management, LLC (“Sands Capital”) related to the Fund found under the heading Other Accounts Managed on page B-331 in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
Discloses other accounts for which a portfolio manager or Management Team Member was jointly and primarily responsible for the day-to-day management as of September 30, 2020.
The Investment Team at Sands Capital creates a model portfolio to which all client portfolios are managed.
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Wesley A. Johnston
Registered investment companies**	3	$4,809.8 million	0	$0
Other pooled investment vehicles	7	$1,776.3 million	0	$0
Other accounts	316	$16,286.0 million	7	$1,008.1 million
Frank M. Sands
Registered investment companies**	3	$4,809.8 million	0	$0
Other pooled investment vehicles	7	$1,776.3 million	0	$0
Other accounts	316	$16,286.0 million	7	$1,008.1 million
A. Michael Sramek
Registered investment companies**	4	$4,846.2 million	0	$0
Other pooled investment vehicles	8	$2,031.2 million	0	$0
Other accounts	332	$16,857.0 million	15	$1,144.1 million
Thomas H. Trentman
Registered investment companies**	3	$4,809.8 million	0	$0
Other pooled investment vehicles	7	$1,776.3 million	0	$0
Other accounts	320	$17,101.9 million	7	$1,008.1 million

*
The information provided is as of September 30, 2020.

**
Does not include the Growth Opportunities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-21-04

MASSMUTUAL SELECT FUNDS
MassMutual Select 20/80 Allocation Fund
MassMutual Select 40/60 Allocation Fund
MassMutual Select 60/40 Allocation Fund
MassMutual Select 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated March 23, 2021, to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. This supplement replaces the supplement for the Funds dated February 22, 2021. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective May 1, 2021, the address for the Funds, including their Trustees and Officers, will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MassMutual Select 20/80 Allocation Fund will change its name to MassMutual 20/80 Allocation Fund.
Effective May 1, 2021, MassMutual Select 40/60 Allocation Fund will change its name to MassMutual 40/60 Allocation Fund.
Effective May 1, 2021, MassMutual Select 60/40 Allocation Fund will change its name to MassMutual 60/40 Allocation Fund.
Effective May 1, 2021, MassMutual Select 80/20 Allocation Fund will change its name to MassMutual 80/20 Allocation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M(RS)-21-03